EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated April 20, 2012 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-12-026887) to the definitive versions of the Registrant’s prospectus and Statement of Additional Information regarding the Class A Shares of the Multi-Asset Accumulation and Multi-Asset Income Funds, dated April 3, 2012, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on April 3, 2012 (SEC Accession No. 0001104659-12-023571).